OTHER RECEIVABLES AND PREPAID EXPENSES	12 Months Ended
Dec. 31, 2014
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES [Abstract]
OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES

NOTE 6:-  OTHER RECEIVABLES AND PREPAID EXPENSES

	December 31,
	2014	2013

Prepaid expenses	$1,920	$5,815
Government authorities	1,918	968
Short-term lease deposits	136	282
Foreign currency derivative contracts	676	325
Loan to third-party (1)	607	-
Grants receivable from the OCS	41	94
Others	85	162

	$5,383	$7,646

(1)
Represents a loan granted on January 1, 2014 to Optenet in the total amount of € 2,000, of which an amount of $ 1,215 is presented in non-current other assets as of December 31, 2014. The loan is being settled in equal payments in the amount of € 125 per quarter, and bears an annual interest rate of Eurobor + 5%.